Exploration and Evaluation Assets (Lewis Gold Project) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2017
BMG [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of interest acquired		100.00%
Lewis Gold Project [Member] | Gold and Silver [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)	3.50%
Lewis Gold Project [Member] | Other Minerals [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)	4.00%
Lewis Gold Project [Member] | USD [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum annual royalty amount	$ 60,000